Stockholders Equity (Details 1) - Warrant [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Expected life	1 year
Volatility	102.00%
Risk free interest rate	2.57%
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected life		1 year
Volatility		267.00%
Risk free interest rate		2.57%
Maximum [Member]
Expected life		2 years
Volatility		269.00%
Risk free interest rate		2.44%